Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	City National Rochdale Funds
Entity Central Index Key	0001026977
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000015999
Shareholder Report [Line Items]
Fund Name	City National Rochdale Government Money Market Fund
Class Name	Class N
Trading Symbol	CNGXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class N Shares of the City National Rochdale Government Money Market Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.citynationalrochdalefunds.com/dashboard. You can also request this information by contacting us at 1-888-889-0799.
Additional Information Phone Number	1-888-889-0799
Additional Information Website	https://www.citynationalrochdalefunds.com/dashboard
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
City National Rochdale Government Money Market Fund, Class N Shares	$67	0.66%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.66%
AssetsNet	$ 8,490,340,000
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 3,265
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)
$8,490,340	49	$3,265

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Short-Term Investments	3.6%
Repurchase Agreements	15.9%
U.S. Treasury Obligations	33.6%
U.S. Government Agency Obligations	45.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Goldman Sachs	8.2%
United States Treasury Bills, 4.27%, 10/2/2025	4.7%
United States Treasury Bills, 4.03%, 10/21/2025	4.7%
United States Treasury Bills, 4.04%, 11/6/2025	4.7%
FHLB DN	3.9%
FHLB DN	2.9%
United States Treasury Notes, 4.88%, 5/31/2026	2.5%
FFCB	2.5%
Barclays	2.4%
Daiwa MBS	2.4%

Updated Prospectus Phone Number	1-888-889-0799
Updated Prospectus Web Address	https://www.citynationalrochdalefunds.com/dashboard
C000016001
Shareholder Report [Line Items]
Fund Name	City National Rochdale Government Money Market Fund
Class Name	Class S
Trading Symbol	CNFXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class S Shares of the City National Rochdale Government Money Market Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.citynationalrochdalefunds.com/dashboard. You can also request this information by contacting us at 1-888-889-0799.
Additional Information Phone Number	1-888-889-0799
Additional Information Website	https://www.citynationalrochdalefunds.com/dashboard
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
City National Rochdale Government Money Market Fund, Class S Shares	$80	0.79%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.79%
AssetsNet	$ 8,490,340,000
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 3,265
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)
$8,490,340	49	$3,265

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Short-Term Investments	3.6%
Repurchase Agreements	15.9%
U.S. Treasury Obligations	33.6%
U.S. Government Agency Obligations	45.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Goldman Sachs	8.2%
United States Treasury Bills, 4.27%, 10/2/2025	4.7%
United States Treasury Bills, 4.03%, 10/21/2025	4.7%
United States Treasury Bills, 4.04%, 11/6/2025	4.7%
FHLB DN	3.9%
FHLB DN	2.9%
United States Treasury Notes, 4.88%, 5/31/2026	2.5%
FFCB	2.5%
Barclays	2.4%
Daiwa MBS	2.4%

Updated Prospectus Phone Number	1-888-889-0799
Updated Prospectus Web Address	https://www.citynationalrochdalefunds.com/dashboard
C000016000
Shareholder Report [Line Items]
Fund Name	City National Rochdale Government Money Market Fund
Class Name	Servicing Class
Trading Symbol	CNIXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Servicing Class Shares of the City National Rochdale Government Money Market Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.citynationalrochdalefunds.com/dashboard. You can also request this information by contacting us at 1-888-889-0799.
Additional Information Phone Number	1-888-889-0799
Additional Information Website	https://www.citynationalrochdalefunds.com/dashboard
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
City National Rochdale Government Money Market Fund, Servicing Class Shares	$35	0.34%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.34%
AssetsNet	$ 8,490,340,000
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 3,265
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)
$8,490,340	49	$3,265

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Short-Term Investments	3.6%
Repurchase Agreements	15.9%
U.S. Treasury Obligations	33.6%
U.S. Government Agency Obligations	45.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Goldman Sachs	8.2%
United States Treasury Bills, 4.27%, 10/2/2025	4.7%
United States Treasury Bills, 4.03%, 10/21/2025	4.7%
United States Treasury Bills, 4.04%, 11/6/2025	4.7%
FHLB DN	3.9%
FHLB DN	2.9%
United States Treasury Notes, 4.88%, 5/31/2026	2.5%
FFCB	2.5%
Barclays	2.4%
Daiwa MBS	2.4%

Updated Prospectus Phone Number	1-888-889-0799
Updated Prospectus Web Address	https://www.citynationalrochdalefunds.com/dashboard
C000134824
Shareholder Report [Line Items]
Fund Name	City National Rochdale Municipal High Income Fund
Class Name	Class N Shares
Trading Symbol	CNRNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class N Shares of the City National Rochdale Municipal High Income Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.citynationalrochdalefunds.com/dashboard. You can also request this information by contacting us at 1-888-889-0799.
Additional Information Phone Number	1-888-889-0799
Additional Information Website	https://www.citynationalrochdalefunds.com/dashboard
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
City National Rochdale Municipal High Income Fund, Class N Shares	$113	1.13%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The N Class shares of the Fund posted a return of 2.60% for Q3 2025 versus the Bloomberg 60% Tax Exempt High Yield / 40% Municipal Investment Grade Custom Capped Custom Weighted Index Unhedged US (the "Index") return of 2.28%. Calendar year-to-date, as of September 30, 2025, the Fund returned 1.58% versus the Index return of 2.02%. For the fiscal year ended September 30, 2025, the Fund returned 0.48%, which underperformed its benchmark return of 1.39%.

High yield municipal bond technicals have been positive throughout fiscal year 2025, with strong investor demand as witnessed by positive fund flows, manageable supply and good liquidity. The Fund’s effective duration during fiscal year 2025 has remained slightly long the benchmark index. The Fund has continued to reduce exposure to more speculative non-rated bonds and has added higher quality bonds. Fundamentally, high yield credit quality remains strong, with weaknesses in only a few discrete sectors, such as small private universities, the industrial development sector and small rural hospitals. The portfolio management team utilizes a bottom-up fundamental research process, which includes site visits and meeting with management.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	City National Rochdale Municipal High Income Fund, Class N Shares	Bloomberg US Municipal Bond Index (USD)	Bloomberg 60% Tax-Exempt High Yield/40% Municipal Investment Grade Custom Capped Custom Weighted Index Unhedged US
Sep/15	$10,000	$10,000	$10,000
Sep/16	$10,834	$10,558	$10,900
Sep/17	$10,851	$10,650	$11,033
Sep/18	$11,039	$10,687	$11,465
Sep/19	$11,865	$11,601	$12,546
Sep/20	$11,885	$12,076	$12,858
Sep/21	$12,777	$12,393	$13,858
Sep/22	$10,673	$10,968	$11,968
Sep/23	$10,720	$11,260	$12,347
Sep/24	$12,225	$12,428	$14,141
Sep/25	$12,283	$12,601	$14,237

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 761,295,000
Holdings Count | Holding	410
Advisory Fees Paid, Amount	$ 3,884
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$761,295	410	$3,884	23%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Common Stock	0.0%
Board Bank Revenue	0.1%
Pollution Control	0.7%
Water	1.1%
Short-Term Investment	2.0%
Transportation	2.1%
Tobacco	2.5%
General Obligations	2.5%
Housing	4.2%
Airports	4.5%
Health Care	9.0%
Nursing Homes	14.4%
Education	16.1%
General Revenue	20.0%
Industrial Development	20.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-1	4.500%	07/01/34	1.3%
Chicago, O'Hare International Airport, Ser A, AMT	5.000%	01/01/48	0.8%
North Texas, Tollway Authority, Convertible Capital Appreciation Project, Ser C	7.000%	09/01/31	0.8%
Westchester, Tobacco Asset Securitization, Sub-Ser C	5.125%	06/01/51	0.8%
Legato Community Authority, Ser A-2	0.000%	12/01/51	0.7%
Illinois State, Housing Development Authority, Stonebridge Gurnee Project, Ser A	5.600%	01/01/56	0.7%
Main Street Natural Gas, Ser E	5.000%	05/01/55	0.7%
Black Belt Energy Gas District, Ser B	5.000%	10/01/55	0.7%
Sierra Vista, Industrial Development Authority	5.750%	06/15/53	0.7%
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-2	4.784%	07/01/58	0.7%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-888-889-0799
Updated Prospectus Web Address	https://www.citynationalrochdalefunds.com/dashboard
C000134825
Shareholder Report [Line Items]
Fund Name	City National Rochdale Municipal High Income Fund
Class Name	Servicing Class Shares
Trading Symbol	CNRMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Servicing Class Shares of the City National Rochdale Municipal High Income Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.citynationalrochdalefunds.com/dashboard. You can also request this information by contacting us at 1-888-889-0799.
Additional Information Phone Number	1-888-889-0799
Additional Information Website	https://www.citynationalrochdalefunds.com/dashboard
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
City National Rochdale Municipal High Income Fund, Servicing Class Shares	$88	0.88%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Servicing Class shares of the Fund posted a return of 2.78% for Q3 2025 versus the Bloomberg 60% Tax Exempt High Yield / 40% Municipal Investment Grade Custom Capped Custom Weighted Index Unhedged US (the "Index") return of 2.28%. Calendar year-to-date, as of September 30, 2025, the Fund returned 1.88% versus the Index return of 2.02%. For the fiscal year ended September 30, 2025, the Fund returned 0.84%, which underperformed its benchmark return of 1.39%.

High yield municipal bond technicals have been positive throughout fiscal year 2025, with strong investor demand as witnessed by positive fund flows, manageable supply and good liquidity. The Fund’s effective duration during fiscal year 2025 has remained slightly long the benchmark index. The Fund has continued to reduce exposure to more speculative non-rated bonds and has added higher quality bonds. Fundamentally, high yield credit quality remains strong, with weaknesses in only a few discrete sectors, such as small private universities, the industrial development sector and small rural hospitals. The portfolio management team utilizes a bottom-up fundamental research process, which includes site visits and meeting with management.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	City National Rochdale Municipal High Income Fund, Servicing Class Shares	Bloomberg US Municipal Bond Index (USD)	Bloomberg 60% Tax-Exempt High Yield/40% Municipal Investment Grade Custom Capped Custom Weighted Index Unhedged US
Sep/15	$10,000	$10,000	$10,000
Sep/16	$10,850	$10,558	$10,900
Sep/17	$10,905	$10,650	$11,033
Sep/18	$11,111	$10,687	$11,465
Sep/19	$11,971	$11,601	$12,546
Sep/20	$12,033	$12,076	$12,858
Sep/21	$12,968	$12,393	$13,858
Sep/22	$10,862	$10,968	$11,968
Sep/23	$10,924	$11,260	$12,347
Sep/24	$12,489	$12,428	$14,141
Sep/25	$12,594	$12,601	$14,237

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 761,295,000
Holdings Count | Holding	410
Advisory Fees Paid, Amount	$ 3,884
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$761,295	410	$3,884	23%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Common Stock	0.0%
Board Bank Revenue	0.1%
Pollution Control	0.7%
Water	1.1%
Short-Term Investment	2.0%
Transportation	2.1%
Tobacco	2.5%
General Obligations	2.5%
Housing	4.2%
Airports	4.5%
Health Care	9.0%
Nursing Homes	14.4%
Education	16.1%
General Revenue	20.0%
Industrial Development	20.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-1	4.500%	07/01/34	1.3%
Chicago, O'Hare International Airport, Ser A, AMT	5.000%	01/01/48	0.8%
North Texas, Tollway Authority, Convertible Capital Appreciation Project, Ser C	7.000%	09/01/31	0.8%
Westchester, Tobacco Asset Securitization, Sub-Ser C	5.125%	06/01/51	0.8%
Legato Community Authority, Ser A-2	0.000%	12/01/51	0.7%
Illinois State, Housing Development Authority, Stonebridge Gurnee Project, Ser A	5.600%	01/01/56	0.7%
Main Street Natural Gas, Ser E	5.000%	05/01/55	0.7%
Black Belt Energy Gas District, Ser B	5.000%	10/01/55	0.7%
Sierra Vista, Industrial Development Authority	5.750%	06/15/53	0.7%
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-2	4.784%	07/01/58	0.7%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-888-889-0799
Updated Prospectus Web Address	https://www.citynationalrochdalefunds.com/dashboard
C000123069
Shareholder Report [Line Items]
Fund Name	City National Rochdale Fixed Income Opportunities Fund
Class Name	Class N
Trading Symbol	RIMOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class N Shares of the City National Rochdale Fixed Income Opportunities Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.citynationalrochdalefunds.com/dashboard. You can also request this information by contacting us at 1-888-889-0799.
Additional Information Phone Number	1-888-889-0799
Additional Information Website	https://www.citynationalrochdalefunds.com/dashboard
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
City National Rochdale Fixed Income Opportunities Fund, Class N Shares	$121	1.17%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund’s Class N shares posted a return of 2.31% for Q3 2025, which outperformed the blended benchmark (40% Bloomberg Multiverse Total Return Index Value Hedged USD, 35% S&P Global Leveraged Loan Index, 25% Bloomberg Emerging Markets High Yield Index) return of 1.84%. Calendar year to date, as of September 30, 2025, the Fund returned 6.07% versus the blended benchmark return of 6.53%. For the fiscal year ended September 30, 2025, the Fund returned 6.77%, which outperformed the blended benchmark return of 6.73%.

For Q3, the Fund’s underlying managers found positive performance in each segment. Manager level performance was in line with strategy level benchmarks during Q3, as well. Year-to-date performance through September 30, 2025, has been more challenged, with underperformance in the U.S. high yield and emerging market high yield segments being the largest detractors. In terms of outlook, management feels that the Fund is positioned reasonably well for a lower interest rate environment and may expect moderate performance due to slightly lower total yield levels.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	City National Rochdale Fixed Income Opportunities Fund, Class N Shares	Bloomberg Global Aggregate Index (USD)	Bloomberg Global Aggregate - Corporate Hedged (USD) (TR)Footnote Reference*	40% Bloomberg Multiverse TR Index Value Hedged/35%S&P Global Leveraged Loan Index/25%Bloomberg Emerging Markets High Yield IndexFootnote Reference*
Sep/15	$10,000	$10,000	$10,000	$10,000
Sep/16	$10,804	$10,883	$10,859	$10,961
Sep/17	$11,667	$10,746	$11,104	$11,427
Sep/18	$11,794	$10,605	$11,113	$11,530
Sep/19	$12,245	$11,411	$12,413	$12,270
Sep/20	$12,131	$12,122	$13,183	$12,625
Sep/21	$13,361	$12,012	$13,437	$13,195
Sep/22	$11,326	$9,558	$11,197	$11,447
Sep/23	$12,622	$9,772	$11,713	$12,594
Sep/24	$13,924	$10,943	$13,266	$14,366
Sep/25	$14,867	$11,207	$13,857	$14,366

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 1,689,980,000
Holdings Count | Holding	1,297
Advisory Fees Paid, Amount	$ 8,059
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,689,980	1,297	$8,059	40%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Warrants	0.0%
Forward Foreign Currency Contracts	0.0%
Common Stock	0.2%
Note	0.4%
Sovereign Debt	0.7%
Convertible Bonds	1.3%
Limited Partnerships	2.1%
Short-Term Investment	4.2%
Non-Listed Business Development Companies	5.4%
Loan Participations	16.0%
Collateralized Loan Obligations	19.1%
Corporate Bonds	50.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
Golub Capital BDC 4	—	—	4.4%
Primary Wave Music IP Fund LP	—	—	1.4%
Armada Euro CLO III DAC, Ser 2024-3A, Cl ARR, EUR003M + 1.350%	3.376%	10/15/37	1.0%
TCW Direct Lending LLC	—	—	1.0%
Petroleos de Venezuela	8.500%	10/27/20	0.6%
Sandstone Peak III, Ser 2024-1A, Cl A1, TSFR3M + 1.630%	5.949%	04/25/37	0.6%
Akbank, H15T5Y + 5.270%	9.369%	06/14/74	0.5%
Petroleos Mexicanos	5.950%	01/28/31	0.5%
Sasol Financing USA	4.500%	11/08/27	0.5%
Oberland Capital Healthcare Solutions Co-Invest Offshore LP	—	—	0.5%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-888-889-0799
Updated Prospectus Web Address	https://www.citynationalrochdalefunds.com/dashboard
C000120110
Shareholder Report [Line Items]
Fund Name	City National Rochdale U.S. Core Equity Fund
Class Name	Institutional Class
Trading Symbol	CNRUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Institutional Class Shares of the City National Rochdale U.S. Core Equity Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.citynationalrochdalefunds.com/dashboard. You can also request this information by contacting us at 1-888-889-0799.
Additional Information Phone Number	1-888-889-0799
Additional Information Website	https://www.citynationalrochdalefunds.com/dashboard
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
City National Rochdale U.S. Core Equity Fund, Institutional Class Shares	$63	0.59%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The N Class shares of the Fund posted a return of 7.30% for Q3 2025, which underperformed the S&P 500 Index return of 8.11%. Calendar year to date, as of September 30, 2025, the Fund returned 12.66%, which underperformed its benchmark return of 14.81%. For the fiscal year ended September 30, 2025, the Fund returned 14.22%, which underperformed its benchmark return of 17.60%.

U.S. large-cap equities remained resilient through the third quarter, supported by moderating inflation, a stable policy backdrop, and steady corporate earnings. Market leadership continued to narrow around the largest technology and consumer platforms, but breadth improved modestly as investors gained confidence in the durability of the economic cycle.

Valuations are now elevated relative to long-term norms, reflecting optimism about earnings stability and continued productivity gains from AI adoption. While this leaves less room for disappointment, balance sheets remain healthy, margins are holding up, and cash generation supports ongoing buybacks and dividends.

Overall, the outlook for U.S. large-caps is constructive but selective—favorable for companies with clear pricing power, strong profitability, and sustainable growth drivers, yet more demanding for richly valued segments where expectations are already high.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	City National Rochdale U.S. Core Equity Fund, Institutional Class Shares	S&P 500 Index (USD) (TR)Footnote Reference*
Sep/15	$1,000,000	$1,000,000
Sep/16	$1,092,491	$1,154,304
Sep/17	$1,304,466	$1,369,113
Sep/18	$1,535,462	$1,614,326
Sep/19	$1,719,901	$1,682,998
Sep/20	$1,929,679	$1,937,956
Sep/21	$2,446,129	$2,519,439
Sep/22	$2,001,466	$2,129,630
Sep/23	$2,410,443	$2,589,999
Sep/24	$3,198,400	$3,531,504
Sep/25	$3,653,273	$4,152,966

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 381,208,000
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 1,512
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$381,208	55	$1,512	5%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Short-Term Investment	0.4%
Materials	0.8%
Real Estate	1.1%
Electric Utilities	1.4%
Energy	2.6%
Consumer Staples	5.1%
Health Care	7.1%
Industrials	8.6%
Consumer Discretionary	10.5%
Communication Services	12.0%
Financials	16.5%
Information Technology	34.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
NVIDIA	8.8%
Microsoft	8.1%
Apple	7.1%
Alphabet, Cl A	5.2%
Amazon.Com	3.9%
JPMorgan Chase	3.6%
Broadcom	3.2%
Meta Platforms, Cl A	2.9%
Tesla	2.4%
Berkshire Hathaway, Cl B	2.1%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

The Board of Trustees approved the liquidation of the U.S. Core Equity Fund. The Fund will be liquidated on or about December 22, 2025, at which time the net assets of the Fund will be distributed in a manner determined to be in the best interest of the shareholders and the Fund will be closed.

Updated Prospectus Phone Number	1-888-889-0799
Updated Prospectus Web Address	https://www.citynationalrochdalefunds.com/dashboard
C000120109
Shareholder Report [Line Items]
Fund Name	City National Rochdale U.S. Core Equity Fund
Class Name	Class N
Trading Symbol	CNRWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class N Shares of the City National Rochdale U.S. Core Equity Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.citynationalrochdalefunds.com/dashboard. You can also request this information by contacting us at 1-888-889-0799.
Additional Information Phone Number	1-888-889-0799
Additional Information Website	https://www.citynationalrochdalefunds.com/dashboard
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
City National Rochdale U.S. Core Equity Fund, Class N Shares	$116	1.09%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The N Class shares of the Fund posted a return of 7.21% for Q3 2025, which underperformed the S&P 500 Index return of 8.11%. Calendar year to date, as of September 30, 2025, the Fund returned 12.28%, which underperformed its benchmark return of 14.81%. For the fiscal year ended September 30, 2025, the Fund returned 13.67%, which underperformed its benchmark return of 17.60%.

U.S. large-cap equities remained resilient through the third quarter, supported by moderating inflation, a stable policy backdrop, and steady corporate earnings. Market leadership continued to narrow around the largest technology and consumer platforms, but breadth improved modestly as investors gained confidence in the durability of the economic cycle.

Valuations are now elevated relative to long-term norms, reflecting optimism about earnings stability and continued productivity gains from AI adoption. While this leaves less room for disappointment, balance sheets remain healthy, margins are holding up, and cash generation supports ongoing buybacks and dividends.

Overall, the outlook for U.S. large-caps is constructive but selective—favorable for companies with clear pricing power, strong profitability, and sustainable growth drivers, yet more demanding for richly valued segments where expectations are already high.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	City National Rochdale U.S. Core Equity Fund, Class N Shares	S&P 500 Index (USD) (TR)Footnote Reference*
Sep/15	$10,000	$10,000
Sep/16	$10,863	$11,543
Sep/17	$12,907	$13,691
Sep/18	$15,117	$16,143
Sep/19	$16,853	$16,830
Sep/20	$18,815	$19,380
Sep/21	$23,854	$25,194
Sep/22	$19,416	$21,296
Sep/23	$23,270	$25,900
Sep/24	$30,724	$35,315
Sep/25	$34,924	$41,530

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 381,208,000
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 1,512
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$381,208	55	$1,512	5%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Short-Term Investment	0.4%
Materials	0.8%
Real Estate	1.1%
Electric Utilities	1.4%
Energy	2.6%
Consumer Staples	5.1%
Health Care	7.1%
Industrials	8.6%
Consumer Discretionary	10.5%
Communication Services	12.0%
Financials	16.5%
Information Technology	34.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
NVIDIA	8.8%
Microsoft	8.1%
Apple	7.1%
Alphabet, Cl A	5.2%
Amazon.Com	3.9%
JPMorgan Chase	3.6%
Broadcom	3.2%
Meta Platforms, Cl A	2.9%
Tesla	2.4%
Berkshire Hathaway, Cl B	2.1%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

The Board of Trustees approved the liquidation of the U.S. Core Equity Fund. The Fund will be liquidated on or about December 22, 2025, at which time the net assets of the Fund will be distributed in a manner determined to be in the best interest of the shareholders and the Fund will be closed.

Updated Prospectus Phone Number	1-888-889-0799
Updated Prospectus Web Address	https://www.citynationalrochdalefunds.com/dashboard
C000120111
Shareholder Report [Line Items]
Fund Name	City National Rochdale U.S. Core Equity Fund
Class Name	Servicing Class
Trading Symbol	CNRVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Servicing Class Shares of the City National Rochdale U.S. Core Equity Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.citynationalrochdalefunds.com/dashboard. You can also request this information by contacting us at 1-888-889-0799.
Additional Information Phone Number	1-888-889-0799
Additional Information Website	https://www.citynationalrochdalefunds.com/dashboard
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
City National Rochdale U.S. Core Equity Fund, Servicing Class Shares	$90	0.84%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Service Class shares of the Fund posted a return of 7.25% for Q3 2025, which underperformed the S&P 500 Index return of 8.11%. Calendar year to date, as of September 30, 2025, the Fund returned 12.47%, which underperformed its benchmark return of 14.81%. For the fiscal year ended September 30, 2025, the Fund returned 13.92%, which underperformed its benchmark return of 17.60%.

U.S. large-cap equities remained resilient through the third quarter, supported by moderating inflation, a stable policy backdrop, and steady corporate earnings. Market leadership continued to narrow around the largest technology and consumer platforms, but breadth improved modestly as investors gained confidence in the durability of the economic cycle.

Valuations are now elevated relative to long-term norms, reflecting optimism about earnings stability and continued productivity gains from AI adoption. While this leaves less room for disappointment, balance sheets remain healthy, margins are holding up, and cash generation supports ongoing buybacks and dividends.

Overall, the outlook for U.S. large-caps is constructive but selective—favorable for companies with clear pricing power, strong profitability, and sustainable growth drivers, yet more demanding for richly valued segments where expectations are already high.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	City National Rochdale U.S. Core Equity Fund, Servicing Class Shares	S&P 500 Index (USD) (TR)Footnote Reference*
Sep/15	$10,000	$10,000
Sep/16	$10,897	$11,543
Sep/17	$12,983	$13,691
Sep/18	$15,240	$16,143
Sep/19	$17,029	$16,830
Sep/20	$19,056	$19,380
Sep/21	$24,225	$25,194
Sep/22	$19,762	$21,296
Sep/23	$23,750	$25,900
Sep/24	$31,440	$35,315
Sep/25	$35,818	$41,530

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 381,208,000
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 1,512
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$381,208	55	$1,512	5%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Short-Term Investment	0.4%
Materials	0.8%
Real Estate	1.1%
Electric Utilities	1.4%
Energy	2.6%
Consumer Staples	5.1%
Health Care	7.1%
Industrials	8.6%
Consumer Discretionary	10.5%
Communication Services	12.0%
Financials	16.5%
Information Technology	34.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
NVIDIA	8.8%
Microsoft	8.1%
Apple	7.1%
Alphabet, Cl A	5.2%
Amazon.Com	3.9%
JPMorgan Chase	3.6%
Broadcom	3.2%
Meta Platforms, Cl A	2.9%
Tesla	2.4%
Berkshire Hathaway, Cl B	2.1%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

The Board of Trustees approved the liquidation of the U.S. Core Equity Fund. The Fund will be liquidated on or about December 22, 2025, at which time the net assets of the Fund will be distributed in a manner determined to be in the best interest of the shareholders and the Fund will be closed.

Updated Prospectus Phone Number	1-888-889-0799
Updated Prospectus Web Address	https://www.citynationalrochdalefunds.com/dashboard